Income Taxes (Effective Income Tax Rate Reconciliation) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 28, 2014	Mar. 29, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income tax expense (benefit) at Federal statutory tax rate			$ 9.4	$ 30.4	$ 32.0
Foreign tax rate differential			(5.1)	(0.2)	0.1
Foreign withholding tax and surcharges			7.3	4.7	3.4
Change in valuation allowance			24.8	31.2	5.3
Change in uncertain tax positions			9.2	11.7	(4.8)
Nondeductible / nontaxable items			(6.8)	(0.3)	1.9
Other (net)			0	1.1	0.7
Income Tax Expense (Benefit)	$ (21.4)	$ (3.8)	$ 38.8	$ 78.6	$ 38.6